ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31, 2021	December 31, 2020
	$	$
Trade payables and accrued liabilities	13,284	4,285
Wages and benefits liabilities	1,772	1,767
Other payables	137	139
Interest payable on convertible bond	—	797
Accounts payables and accrued liabilities	15,193	6,988